Working capital - Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Exchange differences	$ (7)	$ 1
Income statement charge/(credit)	523	184
Utilised	(135)	(55)
Transfers from other payables	6	1
Unwinding of discounts	10	11
Current liabilities	625	223
Non-current liabilities	311	316
Provisions	936	539	$ 397
Restructuring provision
Disclosure of other provisions [line items]
Exchange differences	(3)	0
Income statement charge/(credit)	478	55
Utilised	(38)	0
Transfers from other payables	0	0
Unwinding of discounts	0	0
Current liabilities	484
Non-current liabilities	8
Provisions	492	55	0
Thalidomide
Disclosure of other provisions [line items]
Exchange differences	1	2
Income statement charge/(credit)	(7)	15
Utilised	(20)	(19)
Transfers from other payables	0	0
Unwinding of discounts	7	6
Current liabilities	20
Non-current liabilities	166
Provisions	186	205	201
Other
Disclosure of other provisions [line items]
Exchange differences	(5)	(1)
Income statement charge/(credit)	52	114
Utilised	(77)	(36)
Transfers from other payables	6	1
Unwinding of discounts	3	5
Current liabilities	121
Non-current liabilities	137
Provisions	$ 258	$ 279	$ 196